HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Assets	$ 391,003	$ 343,696
Total liabilities	256,262	$ 221,054
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	13,900
Total liabilities	$ 6,300